Summary of Significant Accounting Policies (Details) - Schedule of details of the VIE agreements - VIE Agreements [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	$ 18,972,383	$ 25,878,427
Non-current assets	8,995,363	8,863,429
Total Assets	27,967,746	34,741,856
Current liabilities	12,788,253	20,471,148
Non-current liabilities	7,535,113	5,280,211
Total liabilities	20,745,846	27,180,981
Total shareholders’ equity	7,221,900	7,560,875
Net income
Net cash provided by (used in) operating activities	5,486,592	1,414,110
Net cash provided by (used in) investment activities	(1,158,773)
Net cash provided by (used in) financing activities	$ (4,328,560)	$ (1,648,247)